Finance (costs)/income - net	12 Months Ended
Dec. 31, 2024
Finance (costs)/income - net
Finance (costs)/income - net

10     Finance (costs)/income — net

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Continuing operations
Finance income
Interest income on bank deposits	14,709	29,580	67,484

Finance costs
Interest expense on borrowings	(17,303)	(12,070)	(10,491)
Interest expense on lease liabilities (Note 19(b))	(7,224)	(3,005)	(1,930)
Interest expense on redemption liability	(10,287)	(4,014)	—
Bank charges	(2,005)	(997)	(868)
	(36,819)	(20,086)	(13,289)

	(22,110)	9,494	54,195